UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-3221

Fidelity Charles Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2016

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Global Balanced Fund

July 31, 2016

GBL-QTLY-0916
1.804837.112

Investments July 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 58.3%
		Shares	Value
Australia - 1.6%
Abacus Property Group unit		82,842	$199,570
Aconex Ltd. (a)		32,922	200,653
ALS Ltd.		34,115	132,221
Amcor Ltd.		29,438	336,019
Arena (REIT) unit		154,609	269,064
Asaleo Care Ltd.		186,334	192,582
Aub Group Ltd.		39,029	302,236
Australia & New Zealand Banking Group Ltd.		37,254	731,561
Bapcor Ltd.		60,442	262,736
Beacon Lighting Group Ltd.		223,190	237,459
BHP Billiton Ltd.		21,292	315,594
Blue Sky Alternative Investments Ltd.		37,721	222,162
Coca-Cola Amatil Ltd.		37,988	265,746
Commonwealth Bank of Australia		20,345	1,195,922
Corporate Travel Managemnt Ltd.		14,544	172,643
CSL Ltd.		8,743	784,021
Hansen Technologies Ltd.		82,376	259,797
HUB24 Ltd. (a)		24,095	82,033
Magellan Financial Group Ltd.		18,780	325,969
McMillan Shakespeare Ltd.		17,935	192,179
NIB Holdings Ltd.		80,499	283,241
realestate.com.au Ltd.		7,893	391,508
Sydney Airport unit		87,592	503,235
Telstra Corp. Ltd.		101,256	444,119
Woodside Petroleum Ltd.		16,191	326,434

TOTAL AUSTRALIA			8,628,704

Bailiwick of Jersey - 0.6%
Randgold Resources Ltd.		902	106,146
Shire PLC		36,000	2,325,689
Wizz Air Holdings PLC (a)		7,000	143,502
Wolseley PLC		14,542	810,838

TOTAL BAILIWICK OF JERSEY			3,386,175

Bermuda - 0.6%
Credicorp Ltd. (United States)		900	144,297
Dairy Farm International Holdings Ltd.		57,900	386,772
Hongkong Land Holdings Ltd.		51,500	329,600
IHS Markit Ltd. (a)		9,800	340,452
PAX Global Technology Ltd.		194,000	160,283
Vostok Emerging Finance Ltd. (depository receipt) (a)		3,274,986	459,271
Vostok New Ventures Ltd. SDR (a)		219,261	1,351,644

TOTAL BERMUDA			3,172,319

Canada - 3.0%
Agnico Eagle Mines Ltd. (Canada)		3,550	206,586
Agrium, Inc.		2,110	191,502
AGT Food & Ingredients, Inc.		900	21,831
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)		5,150	232,838
Allied Properties (REIT)		3,370	102,263
ARC Resources Ltd.		6,450	113,473
AutoCanada, Inc.		2,050	33,365
Bank of Nova Scotia		6,380	324,021
Barrick Gold Corp.		5,300	115,730
Canadian Energy Services & Technology Corp.		17,740	47,827
Canadian National Railway Co.		9,410	596,535
Canadian Natural Resources Ltd.		6,920	209,564
Canadian Pacific Railway Ltd.		7,000	1,048,727
CCL Industries, Inc. Class B		580	103,815
Cenovus Energy, Inc.		70,790	1,013,338
CGI Group, Inc. Class A (sub. vtg.) (a)		3,980	193,231
Cogeco Communications, Inc.		1,300	63,982
Constellation Software, Inc.		330	134,338
Corus Entertainment, Inc. Class B (non-vtg.)		5,400	53,353
Detour Gold Corp. (a)		4,260	111,390
DHX Media Ltd.		6,710	36,077
Element Financial Corp.		5,800	62,280
Enbridge, Inc.		10,020	412,189
Fairfax Financial Holdings Ltd. (sub. vtg.)		250	134,035
Franco-Nevada Corp.		1,920	148,038
George Weston Ltd.		3,020	268,218
Gildan Activewear, Inc.		1,290	37,851
Goldcorp, Inc.		1,930	34,486
H&R REIT/H&R Finance Trust		6,250	111,295
Hydro One Ltd.		3,540	70,304
Imperial Oil Ltd.		4,960	152,601
Intact Financial Corp.		2,610	187,087
Jean Coutu Group, Inc. Class A (sub. vtg.)		3,280	47,505
Keyera Corp.		1,746	50,121
Labrador Iron Ore Royalty Corp.		4,160	47,665
Lundin Mining Corp. (a)		19,760	82,633
Magna International, Inc. Class A (sub. vtg.)		720	27,738
Manulife Financial Corp.		2,100	28,629
Metro, Inc. Class A (sub. vtg.)		1,100	39,993
North West Co., Inc.		3,780	88,301
Open Text Corp.		2,310	140,760
Painted Pony Petroleum Ltd. (a)		6,280	41,509
Parkland Fuel Corp.		3,190	56,610
Pason Systems, Inc.		3,900	52,243
Peyto Exploration & Development Corp.		3,600	102,294
Potash Corp. of Saskatchewan, Inc.		4,080	63,591
Power Corp. of Canada (sub. vtg.)		8,970	195,387
PrairieSky Royalty Ltd.		180,358	3,510,050
Quebecor, Inc. Class B (sub. vtg.)		2,880	88,717
Raging River Exploration, Inc. (a)		7,170	56,837
Rogers Communications, Inc. Class B (non-vtg.)		10,170	449,205
Royal Bank of Canada		17,080	1,041,165
Seven Generations Energy Ltd. rights (a)		1,500	31,352
Silver Wheaton Corp.		6,690	186,766
Sleep Country Canada Holdings, Inc.		2,000	46,260
Spartan Energy Corp. (a)		18,480	46,425
Stantec, Inc.		2,670	67,954
Stella-Jones, Inc.		830	29,592
Sun Life Financial, Inc.		10,880	358,486
Suncor Energy, Inc.		19,432	522,989
Tahoe Resources, Inc.		6,960	108,053
Teck Resources Ltd. Class B (sub. vtg.)		4,920	78,417
TELUS Corp.		11,360	380,131
The Toronto-Dominion Bank		21,920	955,102
Torex Gold Resources, Inc. (a)		2,682	55,626
Toromont Industries Ltd.		400	12,009
TransForce, Inc.		2,650	51,939
Uranium Participation Corp. (a)		5,450	16,738
Western Forest Products, Inc.		34,000	55,727
WestJet Airlines Ltd.		3,280	57,780
Whitecap Resources, Inc.		7,530	55,885
ZCL Composites, Inc.		8,060	55,435

TOTAL CANADA			15,955,789

Cayman Islands - 0.3%
Alibaba Group Holding Ltd. sponsored ADR (a)		3,600	296,928
CK Hutchison Holdings Ltd.		45,500	532,507
International Housewares Retail Co. Ltd.		981,000	187,137
Tencent Holdings Ltd.		25,600	618,320

TOTAL CAYMAN ISLANDS			1,634,892

China - 0.0%
Shenzhen Expressway Co. (H Shares)		126,000	118,718
Denmark - 0.6%
DONG Energy A/S		28,400	1,156,736
DSV de Sammensluttede Vognmaend A/S		12,900	574,277
Novozymes A/S Series B		18,816	923,330
Scandinavian Tobacco Group A/S		27,170	479,815

TOTAL DENMARK			3,134,158

Finland - 0.2%
Amer Group PLC (A Shares)		12,900	366,035
Valmet Corp.		58,800	767,825

TOTAL FINLAND			1,133,860

France - 1.2%
Amundi SA		1,100	48,079
Bollore Group		189,040	684,341
Capgemini SA		10,900	1,047,404
Eurazeo SA		11,950	763,797
Havas SA		156,700	1,320,236
Publicis Groupe SA		11,024	820,834
Wendel SA		9,300	992,640
Zodiac Aerospace		24,900	560,940

TOTAL FRANCE			6,238,271

Germany - 2.2%
adidas AG		18,500	3,039,029
Brenntag AG		21,700	1,077,413
CompuGroup Medical AG		20,100	867,861
CTS Eventim AG		20,299	706,473
Fresenius SE & Co. KGaA		11,300	843,785
GEA Group AG		18,214	972,040
LEG Immobilien AG		13,756	1,380,899
SAP AG		32,340	2,830,507

TOTAL GERMANY			11,718,007

Hong Kong - 0.4%
AIA Group Ltd.		166,800	1,033,040
Hang Seng Bank Ltd.		24,600	439,150
Power Assets Holdings Ltd.		58,500	572,679

TOTAL HONG KONG			2,044,869

India - 0.3%
HDFC Bank Ltd.		35,000	778,212
HDFC Bank Ltd. sponsored ADR		7,000	484,890
Housing Development Finance Corp. Ltd.		6,000	123,727

TOTAL INDIA			1,386,829

Ireland - 1.9%
Accenture PLC Class A		20,500	2,312,605
Alkermes PLC (a)		46,200	2,305,380
CRH PLC		1,700	51,876
DCC PLC (United Kingdom)		13,000	1,160,467
Medtronic PLC		15,000	1,314,450
Pentair PLC		28,000	1,786,960
Ryanair Holdings PLC sponsored ADR		8,582	607,348
United Drug PLC (United Kingdom)		82,217	632,731

TOTAL IRELAND			10,171,817

Isle of Man - 0.4%
Gaming VC Holdings SA		33,000	275,582
Paysafe Group PLC (a)		240,633	1,229,278
Playtech Ltd.		73,416	844,827

TOTAL ISLE OF MAN			2,349,687

Israel - 0.1%
Sarine Technologies Ltd.		258,300	346,789
Teva Pharmaceutical Industries Ltd. sponsored ADR		970	51,895

TOTAL ISRAEL			398,684

Japan - 3.2%
Asahi Group Holdings		13,300	451,499
Astellas Pharma, Inc.		43,300	721,453
Century Tokyo Leasing Corp.		6,500	225,219
Daikin Industries Ltd.		4,400	381,583
Daito Trust Construction Co. Ltd.		2,900	486,967
Dentsu, Inc.		5,000	238,873
East Japan Railway Co.		5,200	476,994
Eiken Chemical Co. Ltd.		5,800	135,187
Fuji Heavy Industries Ltd.		14,300	546,329
Hoya Corp.		10,300	365,453
Japan Meat Co. Ltd.		18,100	258,635
Japan Tobacco, Inc.		16,700	651,295
Kakaku.com, Inc.		26,500	549,788
Kaken Pharmaceutical Co. Ltd.		3,100	204,992
Kao Corp.		7,400	398,514
Keyence Corp.		700	493,762
Kubota Corp.		24,800	359,281
Kyudenko Corp.		6,400	224,983
Misumi Group, Inc.		22,800	418,766
Mitsubishi Pencil Co. Ltd.		5,800	282,774
Mitsui Fudosan Co. Ltd.		15,000	324,686
Nakanishi, Inc.		8,460	291,979
Nidec Corp.		5,400	490,002
Nihon Parkerizing Co. Ltd.		30,200	363,503
Nintendo Co. Ltd.		2,000	415,135
Nitori Holdings Co. Ltd.		3,700	460,179
NTT DOCOMO, Inc.		25,300	687,258
Olympus Corp.		6,500	224,301
Open House Co. Ltd.		11,700	332,238
ORIX Corp.		22,800	319,965
Panasonic Corp.		30,000	288,501
Rakuten, Inc.		31,900	361,001
Seven Bank Ltd.		108,200	369,630
SHIMANO, Inc.		1,500	234,586
Shionogi & Co. Ltd.		6,600	342,328
SK Kaken Co. Ltd.		3,300	334,416
SoftBank Corp.		11,600	638,515
Start Today Co. Ltd.		7,600	362,179
Sundrug Co. Ltd.		3,900	338,312
Sysmex Corp.		4,600	318,650
The Suruga Bank Ltd.		17,800	405,864
Tokyu Fudosan Holdings Corp.		40,500	239,642
Toshiba Plant Systems & Services Corp.		22,400	395,658
Tsuruha Holdings, Inc.		3,600	409,367
Welcia Holdings Co. Ltd.		6,000	395,878

TOTAL JAPAN			17,216,120

Luxembourg - 0.0%
Samsonite International SA		69,600	197,809
Malta - 0.1%
Kambi Group PLC (a)		52,200	724,407
Netherlands - 0.9%
CSM NV (exchangeable)		27,200	654,415
Koninklijke Philips Electronics NV		59,400	1,579,848
Koninklijke Wessanen NV		48,500	591,573
RELX NV		44,632	804,241
Unilever NV (NY Reg.)		13,000	599,560
Wolters Kluwer NV		17,800	748,753

TOTAL NETHERLANDS			4,978,390

New Zealand - 0.1%
Chorus Ltd.		43,329	140,189
Ryman Healthcare Group Ltd.		35,724	245,873

TOTAL NEW ZEALAND			386,062

Norway - 0.2%
TGS Nopec Geophysical Co. ASA		65,000	1,079,334
Singapore - 0.1%
Sheng Siong Group Ltd.		345,900	254,130
UOL Group Ltd.		52,600	226,376

TOTAL SINGAPORE			480,506

South Africa - 0.1%
Naspers Ltd. Class N		2,000	313,847
Spain - 0.2%
Amadeus IT Holding SA Class A		19,500	915,533
Sweden - 2.1%
Dometic Group AB		108,600	761,482
Getinge AB (B Shares)		114,100	2,313,469
H&M Hennes & Mauritz AB (B Shares)		41,070	1,240,234
Hemfosa Fastigheter AB		77,700	833,116
Indutrade AB		49,500	1,045,881
Lundbergfoeretagen AB		5,000	300,923
Nordea Bank AB		184,000	1,639,593
Pandox AB		42,900	732,463
Svenska Cellulosa AB (SCA) (B Shares)		42,600	1,266,443
Svenska Handelsbanken AB (A Shares)		109,300	1,314,117

TOTAL SWEDEN			11,447,721

Switzerland - 0.8%
ABB Ltd. (Reg.)		16,450	349,432
Chubb Ltd.		1,800	225,468
Nestle SA		30,941	2,479,384
Panalpina Welttransport Holding AG		8,530	1,154,701

TOTAL SWITZERLAND			4,208,985

United Kingdom - 3.2%
Ashmore Group PLC		8,900	39,223
AstraZeneca PLC sponsored ADR		17,000	580,380
Bunzl PLC		25,485	797,670
CMC Markets PLC		178,354	656,671
Dechra Pharmaceuticals PLC		53,900	948,742
Diploma PLC		71,200	804,250
Essentra PLC		113,000	725,317
GlaxoSmithKline PLC sponsored ADR		24,000	1,081,680
Howden Joinery Group PLC		62,900	359,618
Imperial Tobacco Group PLC		1,181	62,262
International Personal Finance PLC		279,900	993,133
Micro Focus International PLC		41,400	1,060,750
Prudential PLC		80,385	1,417,065
Saga PLC		172,800	465,389
Shawbrook Group PLC (a)		170,913	425,246
Softcat PLC		126,300	580,518
St. James's Place Capital PLC		57,420	703,691
Standard Chartered PLC (United Kingdom)		261,846	2,095,181
William Hill PLC		624,449	2,641,412
Worldpay Group PLC (a)		187,500	728,063

TOTAL UNITED KINGDOM			17,166,261

United States of America - 33.9%
AAON, Inc.		16,000	423,680
Activision Blizzard, Inc.		39,000	1,566,240
Acuity Brands, Inc.		700	183,701
Adobe Systems, Inc. (a)		97,700	9,560,922
Advance Auto Parts, Inc.		4,500	764,370
Allison Transmission Holdings, Inc.		10,000	288,200
Alphabet, Inc. Class A		13,900	10,999,626
Amazon.com, Inc. (a)		9,100	6,905,171
American Tower Corp.		52,000	6,020,040
American Water Works Co., Inc.		11,000	908,380
AT&T, Inc.		157,000	6,796,530
AutoZone, Inc. (a)		6,300	5,128,011
Ball Corp.		17,000	1,201,390
Boston Scientific Corp. (a)		152,000	3,690,560
Bristol-Myers Squibb Co.		84,400	6,313,964
Burlington Stores, Inc. (a)		6,000	459,060
Charter Communications, Inc. Class A (a)		10,300	2,419,161
Cloud Peak Energy, Inc. (a)		35,000	119,350
CME Group, Inc.		24,000	2,453,760
ConocoPhillips Co.		15,500	632,710
Constellation Brands, Inc. Class A (sub. vtg.)		21,000	3,457,230
Costco Wholesale Corp.		13,000	2,173,860
Danaher Corp.		18,200	1,482,208
Deere & Co.		200	15,542
Dollar General Corp.		20,000	1,894,800
Dun & Bradstreet Corp.		4,000	517,000
Edwards Lifesciences Corp. (a)		4,200	480,984
Electronic Arts, Inc. (a)		31,500	2,404,080
EOG Resources, Inc.		4,000	326,800
Equifax, Inc.		6,300	834,498
Estee Lauder Companies, Inc. Class A		51,600	4,793,640
Exelon Corp.		9,000	335,520
Extra Space Storage, Inc.		18,400	1,582,768
Facebook, Inc. Class A (a)		34,800	4,313,112
Fidelity National Information Services, Inc.		12,000	954,360
FMC Corp.		8,000	380,320
Fortive Corp. (a)		16,100	776,181
Global Payments, Inc.		14,000	1,045,240
Home Depot, Inc.		12,000	1,658,880
Illumina, Inc. (a)		4,000	665,400
Intercept Pharmaceuticals, Inc. (a)		11,800	2,041,754
Kansas City Southern		51,000	4,901,610
Kinder Morgan, Inc.		25,000	508,250
Liberty Interactive Corp. QVC Group Series A (a)		3,000	80,430
Lockheed Martin Corp.		9,900	2,502,027
lululemon athletica, Inc. (a)		11,600	900,740
Marsh & McLennan Companies, Inc.		9,000	591,750
MasterCard, Inc. Class A		11,800	1,123,832
McGraw Hill Financial, Inc.		77,600	9,482,720
Medivation, Inc. (a)		30,560	1,955,534
Molson Coors Brewing Co. Class B		33,970	3,470,375
Monsanto Co.		410	43,776
Monster Beverage Corp. (a)		6,200	995,906
MSCI, Inc. Class A		70,500	6,065,820
Newell Brands, Inc.		52,000	2,727,920
NextEra Energy, Inc.		13,000	1,667,770
NIKE, Inc. Class B		12,200	677,100
Norfolk Southern Corp.		47,000	4,219,660
Northrop Grumman Corp.		10,600	2,296,278
NVIDIA Corp.		19,000	1,084,900
O'Reilly Automotive, Inc. (a)		4,200	1,220,646
Parsley Energy, Inc. Class A (a)		10,000	285,100
PayPal Holdings, Inc. (a)		80,000	2,979,200
Pfizer, Inc.		47,000	1,733,830
Pioneer Natural Resources Co.		4,000	650,280
Post Holdings, Inc. (a)		23,200	2,010,744
Prestige Brands Holdings, Inc. (a)		39,500	2,113,250
Priceline Group, Inc. (a)		500	675,405
PulteGroup, Inc.		9,000	190,620
Range Resources Corp.		19,000	765,890
Raytheon Co.		4,500	627,885
ResMed, Inc. CDI		55,353	387,003
Reynolds American, Inc.		116,000	5,806,960
Salesforce.com, Inc. (a)		24,800	2,028,640
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)		9,519	228,646
SLM Corp. (a)		178,000	1,279,820
SM Energy Co.		12,000	325,560
Spectrum Brands Holdings, Inc.		2,500	321,925
Tempur Sealy International, Inc. (a)		2,000	151,260
The Dow Chemical Co.		39,000	2,093,130
The NASDAQ OMX Group, Inc.		19,000	1,344,440
The Williams Companies, Inc.		4,000	95,880
Tractor Supply Co.		2,000	183,300
Union Pacific Corp.		6,000	558,300
UnitedHealth Group, Inc.		27,900	3,995,280
Visa, Inc. Class A		46,000	3,590,300
Xylem, Inc.		41,000	1,960,210

TOTAL UNITED STATES OF AMERICA			181,868,905

TOTAL COMMON STOCKS
(Cost $270,803,775)			312,456,659

Nonconvertible Preferred Stocks - 0.1%
Brazil - 0.1%
Petroleo Brasileiro SA - Petrobras sponsored ADR (a)(b)
(Cost $315,665)		38,000	329,840

Investment Companies - 3.5%
United States of America - 3.5%
iShares Barclays TIPS Bond ETF
(Cost $17,930,597)		161,200	18,844,280
		Principal Amount(c)	Value

Nonconvertible Bonds - 6.4%
Australia - 0.2%
Aurizon Network Pty Ltd. 2% 9/18/24 (Reg. S)	EUR	450,000	527,184
Rio Tinto Finance (U.S.A.) Ltd. 9% 5/1/19		250,000	300,081

TOTAL AUSTRALIA			827,265

Bailiwick of Jersey - 0.3%
AA Bond Co. Ltd.:
3.781% 7/31/43 (Reg S.)	GBP	500,000	686,262
4.7201% 7/31/18 (Reg. S)	GBP	600,000	832,424

TOTAL BAILIWICK OF JERSEY			1,518,686

British Virgin Islands - 0.1%
CNOOC Finance 2011 Ltd. 4.25% 1/26/21		400,000	430,542
Canada - 0.0%
The Toronto-Dominion Bank 2.375% 10/19/16		250,000	250,814
Cayman Islands - 0.1%
Bishopgate Asset Finance Ltd. 4.808% 8/14/44	GBP	172,429	257,448
Yorkshire Water Services Finance Ltd. 6.375% 8/19/39	GBP	100,000	218,179

TOTAL CAYMAN ISLANDS			475,627

France - 0.2%
Banque Federative du Credit Mutuel SA 2.5% 10/29/18(d)		350,000	357,544
Bureau Veritas SA 3.125% 1/21/21 (Reg. S)	EUR	500,000	608,165

TOTAL FRANCE			965,709

Germany - 0.2%
ProSiebenSat.1 Media AG 2.625% 4/15/21 (Reg S.)	EUR	550,000	656,141
Vier Gas Transport GmbH 2.875% 6/12/25 (Reg. S)	EUR	200,000	272,529

TOTAL GERMANY			928,670

Hong Kong - 0.1%
Wharf Finance Ltd. 4.625% 2/8/17		400,000	406,230
Ireland - 0.0%
Aquarius & Investments PLC 4.25% 10/2/43 (e)	EUR	150,000	187,614
Italy - 0.1%
Banco Popolare Societa Cooperativa 3.5% 3/14/19	EUR	600,000	694,647
Korea (South) - 0.1%
Export-Import Bank of Korea 5% 4/11/22		200,000	232,245
Korea Resources Corp. 2.125% 5/2/18 (Reg. S)		200,000	201,633
Nonghyup Bank 2.625% 11/1/18 (Reg. S)		200,000	204,681

TOTAL KOREA (SOUTH)			638,559

Luxembourg - 0.0%
Actavis Funding SCS 3% 3/12/20		250,000	260,172
Netherlands - 0.7%
Deutsche Annington Finance BV:
3.2% 10/2/17 (d)		350,000	355,857
5% 10/2/23 (d)		450,000	502,148
Heineken NV 1.4% 10/1/17 (d)		550,000	553,041
ING Bank NV 3% 4/11/28 Reg. S (e)	EUR	600,000	705,864
LYB International Finance BV 4.875% 3/15/44		500,000	549,841
Rabobank Nederland 6.875% 3/19/20 (Reg. S)	EUR	500,000	666,688
Volkswagen International Finance NV 2.375% 3/22/17 (d)		400,000	402,162
Wuerth Finance International BV 1.75% 5/21/20	EUR	150,000	179,439

TOTAL NETHERLANDS			3,915,040

Norway - 0.1%
DNB Boligkreditt A/S 1.45% 3/21/18 (d)		400,000	401,408
Singapore - 0.1%
CMT MTN Pte. Ltd. 3.731% 3/21/18 (Reg. S)		400,000	413,257
PSA International Pte Ltd. 4.625% 9/11/19 (Reg. S)		250,000	272,905

TOTAL SINGAPORE			686,162

Slovakia - 0.1%
SPP Distribucia A/S 2.625% 6/23/21 (Reg S.)	EUR	450,000	542,860
Sweden - 0.1%
Svenska Handelsbanken AB 2.656% 1/15/24 (e)	EUR	441,000	515,496
Switzerland - 0.1%
Credit Suisse Group AG 5.75% 9/18/25 (Reg. S) (e)	EUR	300,000	362,660
United Kingdom - 0.8%
BAT International Finance PLC 3.25% 6/7/22 (d)		200,000	213,345
Channel Link Enterprises Finance PLC 3.09% 6/30/50 (e)	EUR	950,000	1,056,768
Direct Line Insurance Group PLC 9.25% 4/27/42 (e)	GBP	100,000	163,438
Eversholt Funding PLC 6.697% 2/22/35	GBP	100,000	188,157
Experian Finance PLC 2.375% 6/15/17 (d)		425,000	427,423
First Hydro Finance PLC 9% 7/31/21	GBP	320,000	564,209
Great Rolling Stock Co. Ltd. 6.25% 7/27/20	GBP	350,000	543,078
Intu Properties PLC 3.875% 3/17/23	GBP	300,000	431,679
SKY PLC 2.5% 9/15/26 (Reg. S)	EUR	100,000	123,360
Tesco PLC 5.875% 9/12/16	EUR	100,000	112,446
Unite (USAF) II PLC 3.374% 6/30/28	GBP	150,000	218,002
Wales & West Utilities Finance PLC 6.75% 12/17/36 (e)	GBP	150,000	220,491

TOTAL UNITED KINGDOM			4,262,396

United States of America - 3.0%
Altria Group, Inc. 2.85% 8/9/22		500,000	527,316
American Express Co. 1.55% 5/22/18		550,000	552,770
American International Group, Inc. 5% 4/26/23	GBP	200,000	307,050
AutoZone, Inc. 3.125% 7/15/23		400,000	414,929
Bank of America Corp. 4.2% 8/26/24		950,000	1,000,200
Chevron Corp.:
2.427% 6/24/20		200,000	207,745
3.191% 6/24/23		300,000	318,792
Citigroup, Inc.:
2.375% 5/22/24 (Reg. S)	EUR	1,100,000	1,372,039
4.5% 1/14/22		150,000	165,866
General Electric Co. 5.25% 12/6/17		550,000	582,073
Glencore Funding LLC 3.125% 4/29/19 (d)		250,000	248,125
H.J. Heinz Co. 5.2% 7/15/45 (d)		250,000	306,367
Illinois Tool Works, Inc. 3% 5/19/34	EUR	300,000	431,538
Jefferies Group, Inc. 2.375% 5/20/20 (Reg. S)	EUR	1,150,000	1,317,344
Medtronic, Inc.:
3.5% 3/15/25		700,000	766,836
4.375% 3/15/35		422,000	486,301
4.625% 3/15/45		450,000	550,972
Metropolitan Life Global Funding I 3% 1/10/23 (d)		350,000	360,265
Morgan Stanley 4.35% 9/8/26		950,000	1,011,750
NBCUniversal, Inc. 4.375% 4/1/21		500,000	563,462
Philip Morris International, Inc. 2.875% 5/30/24	EUR	150,000	198,243
Plains All American Pipeline LP/PAA Finance Corp. 8.75% 5/1/19		100,000	115,833
Prologis LP:
3% 1/18/22	EUR	300,000	377,446
3% 6/2/26	EUR	250,000	328,871
3.375% 2/20/24	EUR	450,000	595,972
Qwest Corp. 6.75% 12/1/21		650,000	713,375
SABMiller Holdings, Inc.:
2.2% 8/1/18 (d)		450,000	456,947
2.45% 1/15/17 (d)		400,000	402,811
Wal-Mart Stores, Inc. 5.625% 4/15/41		500,000	693,566
WEA Finance LLC/Westfield UK & Europe Finance PLC 2.7% 9/17/19 (d)		600,000	614,422
William Wrigley Jr. Co. 2.9% 10/21/19 (d)		150,000	155,711

TOTAL UNITED STATES OF AMERICA			16,144,937

TOTAL NONCONVERTIBLE BONDS
(Cost $34,605,368)			34,415,494

Government Obligations - 29.3%
Canada - 1.1%
Canadian Government 1.5% 6/1/23	CAD	7,000,000	5,622,142
Denmark - 0.5%
Danish Kingdom Inflation-Linked Bond, 0.1% 11/15/23	DKK	15,000,000	2,520,437
Germany - 1.4%
German Federal Republic:
Inflation-Indexed Bond 0.1% 4/15/23	EUR	1,000,000	1,252,043
0.5% 2/15/26(Reg. S)	EUR	400,000	476,305
1.75% 2/15/24	EUR	450,000	586,690
2% 8/15/23	EUR	400,000	525,836
2.5% 7/4/44	EUR	2,400,000	4,251,783
4.75% 7/4/34	EUR	250,000	511,665

TOTAL GERMANY			7,604,322

Ireland - 0.4%
Irish Republic 2% 2/18/45 (Reg.S)	EUR	1,550,000	2,107,900
Italy - 2.5%
Buoni del Tesoro Poliennali 4.5% 3/1/24	EUR	5,450,000	7,727,391
Italian Republic Inflation-Indexed Bond 2.6% 9/15/23	EUR	3,800,000	5,735,961

TOTAL ITALY			13,463,352

Japan - 9.2%
Japan Government:
0.1% 6/20/26	JPY	1,430,000,000	14,403,990
0.4% 9/20/25	JPY	175,000,000	1,812,207
1.3% 6/20/20	JPY	991,800,000	10,309,141
1.3% 3/20/21	JPY	802,750,000	8,436,919
1.7% 9/20/32	JPY	1,164,450,000	14,415,853

TOTAL JAPAN			49,378,110

Netherlands - 2.0%
Dutch Government:
0.25% 7/15/25	EUR	8,700,000	10,052,927
2.75% 1/15/47	EUR	450,000	836,297

TOTAL NETHERLANDS			10,889,224

Spain - 2.8%
Spanish Kingdom:
Inflation-Indexed Bond, 1.8% 11/30/24 (d)	EUR	600,000	762,928
2.15% 10/31/25(Reg. S) (d)	EUR	2,350,000	2,903,219
2.9% 10/31/46(Reg. S) (d)	EUR	850,000	1,122,399
3.8% 4/30/24 (Reg.S)	EUR	6,000,000	8,245,977
5.5% 4/30/21	EUR	1,400,000	1,965,052

TOTAL SPAIN			14,999,575

United Kingdom - 0.8%
United Kingdom, Great Britain and Northern Ireland:
3.25% 1/22/44	GBP	1,150,000	2,094,921
4% 3/7/22	GBP	750,000	1,196,194
5% 3/7/25	GBP	450,000	815,210
6% 12/7/28	GBP	50,000	105,641

TOTAL UNITED KINGDOM			4,211,966

United States of America - 8.6%
U.S. Treasury Bills, yield at date of purchase 0.31% to 0.45% 1/5/17		20,300,000	20,269,237
U.S. Treasury Bonds:
2.75% 8/15/42		200,000	225,273
2.75% 11/15/42		300,000	337,488
3% 11/15/44		200,000	235,164
3% 5/15/45		350,000	411,592
3.625% 2/15/44		650,000	855,283
U.S. Treasury Inflation-Indexed Notes 0.25% 1/15/25		3,042,840	3,101,107
U.S. Treasury Notes:
1.625% 11/15/22		8,150,000	8,349,292
1.625% 5/15/26		1,700,000	1,726,165
1.75% 5/15/23		2,850,000	2,940,288
2.25% 11/15/24		6,650,000	7,104,069
2.75% 11/15/23		575,000	633,735

TOTAL UNITED STATES OF AMERICA			46,188,693

TOTAL GOVERNMENT OBLIGATIONS
(Cost $152,434,708)			156,985,721

Commercial Mortgage Securities - 0.0%
United Kingdom - 0.0%
Eddystone Finance PLC Series 2006-1 Class A2, 1.0508% 4/19/21 (e) (Cost $129,349)		83,538	107,850

Supranational Obligations - 0.2%
European Investment Bank 1.75% 3/15/17 (Cost $999,428)		1,000,000	1,006,089

Preferred Securities - 0.5%
Cayman Islands - 0.1%
SMFG Preferred Capital GBP 2 Ltd. 10.231% (Reg. S) (e)(f)	GBP	200,000	424,254
France - 0.1%
Credit Agricole SA 8.125% 9/19/33 (Reg. S) (e)		350,000	394,071
Japan - 0.0%
Fukoku Mutual Life Insurance Co. 6.5% (Reg. S) (e)(f)		275,000	328,720
Switzerland - 0.2%
UBS AG 4.75% 2/12/26 (Reg. S) (e)	EUR	800,000	979,093
United Kingdom - 0.1%
Lloyds Banking Group PLC 7% (Reg. S) (e)(f)	GBP	500,000	652,921
TOTAL PREFERRED SECURITIES
(Cost $3,117,875)			2,779,059
		Shares	Value

Equity Central Funds - 1.0%
Fidelity Commodity Strategy Central Fund (g)
(Cost $5,004,200)		880,300	5,581,102

Money Market Funds - 0.7%
Fidelity Cash Central Fund, 0.42%(h)		3,837,444	3,837,444
Fidelity Securities Lending Cash Central Fund, 0.45% (h)(i)		56,925	56,925
TOTAL MONEY MARKET FUNDS
(Cost $3,894,369)			3,894,369
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $489,235,334)			536,400,463
NET OTHER ASSETS (LIABILITIES) - 0.0%			(16,629)
NET ASSETS - 100%			$536,383,834

Currency Abbreviations

CAD – Canadian dollar

DKK – Danish krone

EUR – European Monetary Unit

GBP – British pound

JPY – Japanese yen

Security Type Abbreviations

ETF – Exchange-Traded Fund

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Amount is stated in United States dollars unless otherwise noted.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,546,122 or 2.0% of net assets.

 (e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (f) Security is perpetual in nature with no stated maturity date.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$36,656
Fidelity Emerging Markets Equity Central Fund	21,459
Fidelity Securities Lending Cash Central Fund	23,989
Total	$82,104

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$--	$5,004,200	$--	$5,581,102	1.3%
Fidelity Emerging Markets Equity Central Fund	--	5,395,871	5,500,656	--	0.0%
Total	$--	$10,400,071	$5,500,656	$5,581,102

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$45,088,831	$34,558,420	$10,530,411	$--
Consumer Staples	32,731,278	25,816,205	6,915,073	--
Energy	11,976,170	11,976,170	--	--
Financials	58,797,828	52,584,223	6,213,605	--
Health Care	41,760,066	36,830,034	4,930,032	--
Industrials	42,373,209	36,603,050	5,770,159	--
Information Technology	56,662,932	51,755,420	4,907,512	--
Materials	9,148,849	7,977,314	1,171,535	--
Telecommunication Services	9,535,947	7,766,055	1,769,892	--
Utilities	4,711,389	4,711,389	--	--
Investment Companies	18,844,280	18,844,280	--	--
Corporate Bonds	34,415,494	--	34,415,494	--
Government Obligations	156,985,721	--	156,985,721	--
Commercial Mortgage Securities	107,850	--	107,850	--
Supranational Obligations	1,006,089	--	1,006,089	--
Preferred Securities	2,779,059	--	2,779,059	--
Equity Central Funds	5,581,102	5,581,102	--	--
Money Market Funds	3,894,369	3,894,369	--	--
Total Investments in Securities:	$536,400,463	$298,898,031	$237,502,432	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$4,028,539
Level 2 to Level 1	$4,659,277

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At July 31, 2016, the cost of investment securities for income tax purposes was $489,919,854. Net unrealized appreciation aggregated $46,480,609, of which $57,951,864 related to appreciated investment securities and $11,471,255 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Charles Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Charles Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	September 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	September 28, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	September 28, 2016